Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 20, 2019
Document And Entity Information
Entity Registrant Name	InflaRx N.V.
Entity Central Index Key	0001708688
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	Yes
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		25,964,379
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018